Expected credit loss measurement - Development of ECL allowances and provisions (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	$ 143	$ 29	$ (148)
Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	23	29	(123)
Stage 3 positions
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	120	0	$ (25)
ECL movement with profit or loss impact
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	(143)	(29)
ECL movement with profit or loss impact | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	(23)
ECL movement with profit or loss impact | Twelve-month expected credit losses | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	(30)	20
ECL movement with profit or loss impact | Lifetime expected credit losses | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	7	(49)
ECL movement with profit or loss impact | Lifetime expected credit losses | Stage 3 positions
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	(120)	0
Net movement from new and derecognized transactions
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	(11)	(7)
Net movement from new and derecognized transactions | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	2	8
Net movement from new and derecognized transactions | Other
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	(4)	(6)
Net movement from new and derecognized transactions | Twelve-month expected credit losses | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	(27)	(21)
Net movement from new and derecognized transactions | Twelve-month expected credit losses | Stage 1 and 2 positions | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	(8)	(1)
Net movement from new and derecognized transactions | Twelve-month expected credit losses | Stage 1 and 2 positions | Other
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	(4)	(8)
Net movement from new and derecognized transactions | Lifetime expected credit losses | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	9	16
Net movement from new and derecognized transactions | Lifetime expected credit losses | Stage 1 and 2 positions | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	3	11
Net movement from new and derecognized transactions | Lifetime expected credit losses | Stage 1 and 2 positions | Other
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	0	3
Net movement from new and derecognized transactions | Lifetime expected credit losses | Stage 3 positions
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	7	(2)
Net movement from new and derecognized transactions | Lifetime expected credit losses | Stage 3 positions | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	7	(2)
Net movement from new and derecognized transactions | Lifetime expected credit losses | Stage 3 positions | Other
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	0	0
Remeasurements with stage transfers
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	(140)	(65)
Remeasurements with stage transfers | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	(76)	(33)
Remeasurements with stage transfers | Other
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	(10)	(6)
Remeasurements with stage transfers | Twelve-month expected credit losses | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	8	20
Remeasurements with stage transfers | Twelve-month expected credit losses | Stage 1 and 2 positions | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	3	16
Remeasurements with stage transfers | Twelve-month expected credit losses | Stage 1 and 2 positions | Other
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	1	1
Remeasurements with stage transfers | Lifetime expected credit losses | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	(7)	(39)
Remeasurements with stage transfers | Lifetime expected credit losses | Stage 1 and 2 positions | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	(3)	(28)
Remeasurements with stage transfers | Lifetime expected credit losses | Stage 1 and 2 positions | Other
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	0	(4)
Remeasurements with stage transfers | Lifetime expected credit losses | Stage 3 positions
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	(142)	(46)
Remeasurements with stage transfers | Lifetime expected credit losses | Stage 3 positions | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	(76)	(21)
Remeasurements with stage transfers | Lifetime expected credit losses | Stage 3 positions | Other
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	(11)	(3)
Remeasurements without stage transfers
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	35	13
Remeasurements without stage transfers | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	15	32
Remeasurements without stage transfers | Other
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	(34)	(15)
Remeasurements without stage transfers | Single sovereign counterparty
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	(15)	(8)
Remeasurements without stage transfers | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	21
Remeasurements without stage transfers | Stage 1 and 2 positions | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	23
Remeasurements without stage transfers | Stage 1 and 2 positions | Total real estate lending
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	14
Remeasurements without stage transfers | Stage 1 and 2 positions | Single sovereign counterparty
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	(15)
Remeasurements without stage transfers | Twelve-month expected credit losses | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	7	(8)
Remeasurements without stage transfers | Twelve-month expected credit losses | Stage 1 and 2 positions | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	13	(11)
Remeasurements without stage transfers | Twelve-month expected credit losses | Stage 1 and 2 positions | Other
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	(2)	5
Remeasurements without stage transfers | Twelve-month expected credit losses | Stage 1 and 2 positions | Single sovereign counterparty
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	0	0
Remeasurements without stage transfers | Lifetime expected credit losses | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	14	(27)
Remeasurements without stage transfers | Lifetime expected credit losses | Stage 1 and 2 positions | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	10	2
Remeasurements without stage transfers | Lifetime expected credit losses | Stage 1 and 2 positions | Other
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	(14)	(12)
Remeasurements without stage transfers | Lifetime expected credit losses | Stage 1 and 2 positions | Single sovereign counterparty
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	(15)	(8)
Remeasurements without stage transfers | Lifetime expected credit losses | Stage 3 positions
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	14	48
Remeasurements without stage transfers | Lifetime expected credit losses | Stage 3 positions | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	(8)	41
Remeasurements without stage transfers | Lifetime expected credit losses | Stage 3 positions | Other
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	(18)	(8)
Movements without profit or loss impact (write-off, FX and other)
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	(10)	104
Movements without profit or loss impact (write-off, FX and other) | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	(31)
Movements without profit or loss impact (write-off, FX and other) | Twelve-month expected credit losses | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	(18)	3
Movements without profit or loss impact (write-off, FX and other) | Lifetime expected credit losses | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	(13)	1
Movements without profit or loss impact (write-off, FX and other) | Lifetime expected credit losses | Stage 3 positions
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	21	$ 99
Write offs / recoveries | Lifetime expected credit losses | Stage 3 positions
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	69
FX and other movements | Lifetime expected credit losses | Stage 3 positions
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	$ (48)